Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

August 22, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Series Trust II (the “Registrant”) (1933 Act File No. 002-42722) on behalf of Parametric Tax-Managed Emerging Markets Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated August 15, 2016 to the Prospectus dated November 1, 2015. The purpose of the filing is to submit the 497(e) filing dated August 15, 2016 in XBRL for the Fund.

Please contact me at (617) 672-8509, or fax number (617) 672-1509, if you have any questions or comments.

Very truly yours,

/s/ Deanna R. Berry

Deanna R. Berry

Assistant Vice President